SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net (Loss) Income per Share (Details)		6 Months Ended
	Mar. 24, 2026 shares	Jun. 30, 2026 shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of ordinary shares per unit issued	1	1
Number of preferred shares per unit issued	1	1
Ratio of conversion of preferred share into ordinary share	0.33	0.33
Potentially dilutive shares		557,242,957